Compensation Plans (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($)							3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 13, 2023	Feb. 28, 2023	Nov. 22, 2022	Nov. 03, 2022	Mar. 18, 2022	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2023
Defined Benefit Plan Disclosure [Line Items]
Sharebased compensation arrangement by sharebased payment award options vested number of shares										684,867
Share price per share										$ 10.61
Incremental cost				$ 321,000		$ 6,061,000
Accrued expenses and other							$ 68,000			$ 110,000	$ 644,000
Unamortized costs							$ 216,000			$ 216,000
Issuance of common stock in connection with public offering, shares
Incentive Compensation Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance of common stock for reserved												1,800,000
Incentive Compensation Plan [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance of common stock for reserved												3,600,000
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Sharebased compensation arrangement by sharebased payment award options vested number of shares			24,515
Issuance of common stock in connection with public offering, shares									4,181,603	4,181,603	1,299,027
Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance of common stock in connection with public offering, shares		9,800			3,000
Warrant exercise price per share					$ 10.56
Warrant [Member] | Incentive Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance of common stock in connection with public offering, shares		6,800
Warrant exercise price per share		$ 5.30
Restricted Stock Units (RSUs) [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock vested			38,026					42,635
Vested contractual term								10 years
Common Stock Options [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock vested			21,117					29,701
Number of shares, agreed to purchase			45,632
Share price per share			$ 10.29
Shares issued price per share			$ 8.82
Incremental cost	$ 284		$ 68,000
Unamortized costs	$ 773							$ 773